Ordinary Shares	12 Months Ended
Dec. 31, 2020
Ordinary Shares
Ordinary Shares

15. Ordinary Shares

For the years ended December 31, 2018, 2019 and 2020, 6,423,214, 2,978,728 and 1,752,486 share options and restricted share units were exercised and vested to Class A ordinary shares.